Leases (Details) - Summary of the annual undiscounted cash flows for lease liabilities maturity analysis $ in Thousands	Mar. 31, 2022 USD ($)
Summary of the annual undiscounted cash flows for lease liabilities maturity analysis [Abstract]
Nine months period ending December 31, 2022	$ 2,321
2023	2,665
2024	2,004
2025	1,552
2026	1,552
2027	1,552
Thereafter	12,546
Total future lease payments	24,192
Less: Imputed interest	(5,869)
Present value of operating lease liabilities	$ 18,323